Growth Portfolio as of August 31, 1998
PORTFOLIO OF INVESTMENTS



Common Stocks -- 92.5%


                                                                  Shares           Value
-------------------------------------------------------------------------------------------------
Aerospace and Defense -- 1.2%
-------------------------------------------------------------------------------------------------
General Motors Corp., Class H                                     60,000           $  2,167,500
Is the telecommunications and space subsidiary of
automaker General Motors.
-------------------------------------------------------------------------------------------------
                                                                                   $  2,167,500
-------------------------------------------------------------------------------------------------


Auto and Parts -- 2.0%
-------------------------------------------------------------------------------------------------
Magna International, Inc., Class A                                60,000           $  3,596,250
Based in Canada, Magna International is a
diversified supplier of advanced automotive
systems.
-------------------------------------------------------------------------------------------------
                                                                                   $  3,596,250
-------------------------------------------------------------------------------------------------


Banks - International -- 0.3%
-------------------------------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones                            30,000           $    536,250
This specialized multinational bank, based in
Panama City, primarily provides short-term, trade
related financing to stockholder banks from
22 member countries in Latin America and the Caribbean.
-------------------------------------------------------------------------------------------------
                                                                                   $    536,250
-------------------------------------------------------------------------------------------------


Banks - Regional -- 2.0%
-------------------------------------------------------------------------------------------------
Norwest Corp.                                                    120,000           $  3,570,000
Provides community banking through more than
900 branches in a 16 state region.
-------------------------------------------------------------------------------------------------
                                                                                   $  3,570,000
-------------------------------------------------------------------------------------------------


Beverages -- 1.8%
-------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                    115,000           $  3,184,062
One of the world's two leading soft drink makers.
-------------------------------------------------------------------------------------------------
                                                                                   $  3,184,062
-------------------------------------------------------------------------------------------------


Building Materials -- 0.7%
-------------------------------------------------------------------------------------------------
Fastenal Co.                                                      42,200           $  1,231,713
Owns and operates more than 600 Fastenal stores
and nine distribution centers in 48 states, Puerto
Rico, and Canada that sell products to construction
and manufacturing markets.
-------------------------------------------------------------------------------------------------
                                                                                   $  1,231,713
-------------------------------------------------------------------------------------------------


Chemicals -- 1.0%
-------------------------------------------------------------------------------------------------
Praxair, Inc.                                                     50,000              1,793,750
The largest producer of industrial gases in North and
South America.
-------------------------------------------------------------------------------------------------
                                                                                   $  1,793,750
-------------------------------------------------------------------------------------------------


Distribution Services -- 1.1%
-------------------------------------------------------------------------------------------------
Bergen Brunswig Corp., Class A                                    60,000           $  2,047,500
One of the top 3 pharmaceutical distributors in
the U.S.
-------------------------------------------------------------------------------------------------
                                                                                   $  2,047,500
-------------------------------------------------------------------------------------------------


Drugs -- 11.7%
-------------------------------------------------------------------------------------------------
Elan Corp., PLC ADR/(1)/                                          75,000           $  4,406,250
Develops drug delivery systems designed to improve
and control the absorption and utilization of
pharmaceutical compounds.
Pfizer, Inc.                                                      65,000              6,045,000
A large international ethical pharmaceutical
manufacturer with important positions in hospital
products and animal health.
Sepracor, Inc./(1)/                                              100,000              4,762,500
Develops and markets drugs designed to be
safer, purer, and more effective versions of
existing pharmaceuticals.
Warner-Lambert Co.                                                90,000              5,872,500
Manufactures and markets drugs, health care
products, and confectionery.
-------------------------------------------------------------------------------------------------
                                                                                   $ 21,086,250
-------------------------------------------------------------------------------------------------


Electronics - Semiconductors -- 1.2%
-------------------------------------------------------------------------------------------------
Intel Corp.                                                       30,000           $  2,135,625
A manufacturer of semiconductors and other
microcomputer components which comprise the heart
of the personal computer.
-------------------------------------------------------------------------------------------------
                                                                                   $  2,135,625
-------------------------------------------------------------------------------------------------


Environmental Services -- 3.2%
-------------------------------------------------------------------------------------------------
Waste Management, Inc./(1)/                                      130,000           $  5,736,250
One of the largest integrated waste disposal
companies in the U.S.
-------------------------------------------------------------------------------------------------
                                                                                   $  5,736,250
-------------------------------------------------------------------------------------------------



                       See notes to financial statements

Growth Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


                                                                  Shares           Value
-------------------------------------------------------------------------------------------------
Financial - Miscellaneous -- 4.3%
-------------------------------------------------------------------------------------------------
Federal National Mortgage Association                             60,000           $  3,408,750
U.S. Government sponsored mortgage lender and
provider of secondary mortgage market.
MBNA Corp.                                                        93,750              2,203,125
Dominant issuer of MasterCard/Visa credit cards
to affinity groups.
MGIC Investment Corp.                                             50,000              2,075,000
The leading provider of private mortgage
insurance coverage to U.S. banks and other
mortgage suppliers.
-------------------------------------------------------------------------------------------------
                                                                                   $  7,686,875
-------------------------------------------------------------------------------------------------


Foods -- 4.8%
-----------------------------------------------------------------------------------------------
Tyson Foods, Inc.                                                264,600           $  4,332,825
The nation's top poultry processor, Tyson Foods
operates food production and distribution facilities in
22 states and 18 countries.
Unilever, ADR                                                     68,000              4,309,500
One of the world's largest packaged consumer goods companies.
-------------------------------------------------------------------------------------------------
                                                                                   $  8,642,325
-------------------------------------------------------------------------------------------------


Health Services -- 1.4%
-------------------------------------------------------------------------------------------------
Health Care and Retirement/(1)/                                  100,000           $  2,550,000
Provides long-term care, subacute care, and
rehabilitative services in 129 facilities and 50
medical specialty units in 16 states.
-------------------------------------------------------------------------------------------------
                                                                                   $  2,550,000
-------------------------------------------------------------------------------------------------


Information Services -- 5.3%
-------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                   40,000           $  2,550,000
The leading independent computing and payroll
processing services firm in the U.S.
Cambridge Technology Partners, Inc./(1)/                         120,000              3,900,000
Provides management and information technology
consulting, systems integration and software
development services to companies seeking to
shift to client-server networks from older
mainframe computers.
Reynolds & Reynolds, Inc., Class A                               250,000              3,156,250
Produces general business forms and provides
computer software and services.
-------------------------------------------------------------------------------------------------
                                                                                   $  9,606,250
-------------------------------------------------------------------------------------------------


Insurance -- 12.3%
-------------------------------------------------------------------------------------------------
Allstate Corp. (The)                                              90,000           $  3,375,000
Leading underwriter of automotive and homeowners
insurance as well as a life insurance carrier.
General RE Corp.                                                  15,000              3,112,500
Is the parent company of General Reinsurance, the
largest property/casualty reinsurer in the U.S.
and one of the 3 largest in the world.
Mercury General Corp.                                            120,000              4,387,500
Large provider of specialized auto insurance policies.
Mutual Risk Management Ltd.                                      160,000              4,800,000
Provides risk management services to clients
seeking an alternative to traditional commercial
insurance, particularly for workers'
compensation.
SunAmerica, Inc.                                                 105,000              6,503,438
A financial services company specializing in tax
deferred retirement savings plans and investment
products and services.
-------------------------------------------------------------------------------------------------
                                                                                   $ 22,178,438
-------------------------------------------------------------------------------------------------


Investment Services -- 1.8%
-----------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                         100,000           $  3,225,000
Provides investment management and related
services to a family of equity and fixed income
mutual funds.
-------------------------------------------------------------------------------------------------
                                                                                   $  3,225,000
-------------------------------------------------------------------------------------------------


Medical Products -- 8.9%
-------------------------------------------------------------------------------------------------
Baxter International, Inc.                                        60,000           $  3,195,000
Leading U.S. maker and distributor of health
care products used in hospitals and other
medical facilities.
Boston Scientific Corp./(1)/                                      65,000              4,501,250
Medical device manufacturer focusing primarily
on disposable products in less invasive
surgery procedures.
Sofamor Danek Group, Inc./(1)/                                   100,000              8,343,749
The dominant supplier of spinal implant devices
used in surgical treatment of spinal diseases
and deformities.
-------------------------------------------------------------------------------------------------
                                                                                   $ 16,039,999
-------------------------------------------------------------------------------------------------


Metals and Minerals -- 3.0%
-------------------------------------------------------------------------------------------------
Freeport McMoran Copper & Gold, Inc.                             100,000           $  1,137,500
Operator of third largest copper mine in the world
with world's largest gold reserves.
J & L Specialty Steel, Inc.                                      190,000                676,875
Manufactures flat rolled stainless steel. The
company's products are used in a variety of
industrial, commercial and consumer products.


                       See notes to financial statements

Growth Portfolio  as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


                                                                  Shares           Value
-------------------------------------------------------------------------------------------------
Metals and Minerals (continued)
-------------------------------------------------------------------------------------------------
Potash Corp. of Saskatchewan/(2)/                                 40,000           $  2,005,000
The global leader of potash production and number
three in phosphates, two of the three components
of fertilizer nutrients.
Steel Dynamics Corp./(1)/                                        150,000              1,668,750
Owns and operates a steel minimill that produces
thin-slab/flat-rolled steel.
-------------------------------------------------------------------------------------------------
                                                                                   $  5,488,125
-------------------------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 0.7%
-------------------------------------------------------------------------------------------------
Rowan Companies, Inc./(1)/                                       140,000           $  1,295,000
Performs contract drilling of oil and gas wells in
domestic and foreign areas.
-------------------------------------------------------------------------------------------------
                                                                                   $  1,295,000
-------------------------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 2.3%
-------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                          70,000           $  2,012,500
Leading independent natural gas and crude oil
production company.
Triton Energy, Ltd./(1)/                                         180,000              2,070,000
Independent oil and gas producer with major
developments in Colombia and Thailand.
-------------------------------------------------------------------------------------------------
                                                                                   $  4,082,500
-------------------------------------------------------------------------------------------------

Publishing -- 5.0%
-------------------------------------------------------------------------------------------------
Central Newspapers, Inc., Class A                                 80,000           $  4,960,000
Publishes the Arizona Republic, the Arizona
Business Gazette, the Indianapolis Star, the
Indianapolis News, and community newspapers in
Indiana and Louisiana.
McGraw-Hill Companies, Inc. (The)                                 53,500              4,079,375
Supplies informational products and services for
businesses, education and industry through a
broad range of media.
-------------------------------------------------------------------------------------------------
                                                                                   $  9,039,375
-------------------------------------------------------------------------------------------------

Retail - Food and Drug -- 6.9%
-------------------------------------------------------------------------------------------------
Albertson's, Inc.                                                100,000           $  5,056,250
One of the top four U.S. grocery chains, with
nearly 880 stores.
CVS Corp.                                                        130,000           $  4,728,750
The largest drugstore chain in the Northeast.
Safeway, Inc./(1)/                                                70,000              2,756,250
Is the nation's second-largest food retailer with
over 1,350 stores located in the western regions
of the U.S. and Canada.
-------------------------------------------------------------------------------------------------
                                                                                   $ 12,541,250
-------------------------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 4.4%
Home Depot, Inc. (The)                                            80,000           $  3,080,000
-------------------------------------------------------------------------------------------------
A chain of do-it-yourself warehouse style stores.
Republic Industries, Inc./(1)/                                   280,000              4,952,500
Operates subsidiaries in the automotive retail,
automotive rental, and solid waste services industries.
-------------------------------------------------------------------------------------------------
                                                                                   $  8,032,500
-------------------------------------------------------------------------------------------------

Specialty Chemicals and Materials -- 3.0%
-------------------------------------------------------------------------------------------------
Corning, Inc.                                                     85,000           $  2,093,125
One of the world's leading producers of
fiber-optic cable, a product it invented more than
20 years ago.
Millipore Corp.                                                  150,000              3,253,125
Products use membrane separations technology to
analyze and purify fluids for a variety of high
tech industries.
-------------------------------------------------------------------------------------------------
                                                                                   $  5,346,250
-------------------------------------------------------------------------------------------------

Telephone Utilities -- 2.2%
-------------------------------------------------------------------------------------------------
GTE Corp.                                                         80,000           $  4,000,000
The number three local-access telephone company
in the U.S. behind Bell Atlantic and SBC.
-------------------------------------------------------------------------------------------------
                                                                                   $  4,000,000
-------------------------------------------------------------------------------------------------


Total Common Stocks
  (identified cost $145,608,221)                                                   $166,839,037
-------------------------------------------------------------------------------------------------


                       See notes to financial statements

 Growth Portfolio  as of August 31, 1998

 PORTFOLIO OF INVESTMENTS CONT'D



Commercial Paper -- 7.3%


                                                              Principal
                                                              Amount
                                                              (000's omitted)             Value
----------------------------------------------------------------------------------------------------------
American Express Credit Corp., 5.53%, 9/1/98                  $    9,111                  $   9,111,000
General Electric Capital Co., 5.85%, 9/1/98                        3,973                      3,973,000
----------------------------------------------------------------------------------------------------------

Total Commercial Paper
  (amortized cost $13,084,000)                                                            $  13,084,000
----------------------------------------------------------------------------------------------------------

Total Investments -- 99.8%
  (identified cost $158,692,221)                                                          $ 179,923,037
----------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities-- 0.2%                                                     $     334,955
----------------------------------------------------------------------------------------------------------


Net Assets-- 100%                                                                         $ 180,257,992
----------------------------------------------------------------------------------------------------------


ADR -- American Depositary Receipt
/(1)/ Non-income producing security.
/(2)/ Foreign security.

                       See notes to financial statements

Growth Portfolio  as of August 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of August 31, 1998
Assets
-----------------------------------------------------------------------------
Investments, at value (identified cost, $158,692,221)         $179,923,037
Cash                                                                 1,498
Receivable for investments sold                                    162,964
Interest and dividends receivable                                  195,730
Tax reclaim receivable                                               1,210
Prepaid Trustees fees                                                1,066
Deferred organization expenses                                       2,934
-----------------------------------------------------------------------------
Total assets                                                  $180,288,439
-----------------------------------------------------------------------------


Liabilities
-----------------------------------------------------------------------------
Other accrued expenses                                        $     30,447
-----------------------------------------------------------------------------
Total liabilities                                             $     30,447
-----------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio     $180,257,992
-----------------------------------------------------------------------------


Sources of Net Assets
-----------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals       $159,027,176
Net unrealized appreciation (computed on the
    basis of identified cost)                                   21,230,816
-----------------------------------------------------------------------------
Total                                                         $180,257,992
-----------------------------------------------------------------------------

Statement of Operations

For the Year Ended
August 31, 1998

Investment Income
-----------------------------------------------------------------------------
Dividends (net of foreign taxes, $46,887)                     $  2,286,994
Interest                                                           657,725
-----------------------------------------------------------------------------
Total investment income                                       $  2,944,719
-----------------------------------------------------------------------------


Expenses
-----------------------------------------------------------------------------
Investment adviser fee                                        $  1,280,824
Trustees fees and expenses                                           9,266
Custodian fee                                                       96,379
Legal and accounting services                                       29,496
Amortization of organization expenses                                3,321
Miscellaneous                                                       33,238
-----------------------------------------------------------------------------
Total expenses                                                $  1,452,524
-----------------------------------------------------------------------------


Net investment income                                         $  1,492,195
-----------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)           $ 43,964,102
    Foreign currency transactions                                   (1,153)
-----------------------------------------------------------------------------
Net realized gain                                             $ 43,962,949
-----------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                       $(41,648,706)
    Foreign currency                                                 1,209
-----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)          $(41,647,497)
-----------------------------------------------------------------------------

Net realized and unrealized gain                              $  2,315,452
-----------------------------------------------------------------------------

Net increase in net assets from operations                    $  3,807,647
-----------------------------------------------------------------------------

                       See notes to financial statements

Growth Portfolio as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                         Year Ended         Year Ended
in Net Assets                               August 31, 1998    August 31, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment income                      $  1,492,195       $    793,297
    Net realized gain                            43,962,949         13,698,858
    Net change in unrealized
        appreciation (depreciation)             (41,647,497)        32,471,499
--------------------------------------------------------------------------------
Net increase in net
    assets from operations                     $  3,807,647       $ 46,963,654
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                              $ 18,483,169       $ 12,015,988
    Withdrawals                                 (21,817,570)       (25,926,786)
--------------------------------------------------------------------------------
Net decrease in net assets from
    capital transactions                       $ (3,334,401)      $(13,910,798)
--------------------------------------------------------------------------------


Net increase in net assets                     $    473,246       $ 33,052,856
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                           $179,784,746       $146,731,890
--------------------------------------------------------------------------------
At end of year                                 $180,257,992       $179,784,746
--------------------------------------------------------------------------------

                       See notes to financial statements

Growth Portfolio  as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                              Year Ended August 31,
                                                      ----------------------------------------------------------------------
                                                         1998          1997           1996          1995         1994/(1)/
----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------------
Expenses                                                 0.71%         0.72%          0.72%         0.73%        0.73%/(2)/
Net investment income                                    0.73%         0.48%          0.73%         0.67%        0.66%/(2)/
Portfolio Turnover                                         55%           28%            62%           84%           4%
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)              $180,258      $179,785       $146,732      $134,003     $131,536
----------------------------------------------------------------------------------------------------------------------------

/(1)/ For the period from the start of business, August 2, 1994, to August 31,
      1994.
/(2)/ Annualized.


                       See notes to financial statements

Growth Portfolio as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on August 2, 1994, with the acquisition of investments with a value of $127,122,709, including unrealized appreciation of $6,444,330 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

   C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

   D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   E Other -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets. For the year ended August 31, 1998, the fee was equivalent to 0.625% of the Portfolio's average daily net assets for such period and amounted to $1,280,824. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above

Growth Portfolio as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


   organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 1998, no significant amounts have been deferred.

3  Investment Transactions
   -----------------------------------------------------------------------------
   Purchase and sales of investments, other than short- term obligations, aggregated $106,130,769 and $111,402,171, respectively.

4  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 1998, as computed on a federal income tax basis, were as follows:

     Aggregate cost                                            $158,692,221
   -----------------------------------------------------------------------------
     Gross unrealized appreciation                             $ 47,828,808
     Gross unrealized depreciation                              (26,597,992)
   -----------------------------------------------------------------------------

     Net unrealized appreciation                               $ 21,230,816
   -----------------------------------------------------------------------------


5  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the banks' adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 1998.

Growth Portfolio as of August 31, 1998

INDEPENDENT ACCOUNTANTS' REPORT

To the Trustees and Shareholders
of Growth Portfolio:
--------------------------------------------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Growth Portfolio (the "Portfolio") at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the four years in the period then ended, and for the period from the start of business, August 2, 1994, to August 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



                          PricewaterhouseCoopers LLP
                          Boston, Massachusetts
                          October 2, 1998

Growth Portfolio as of August 31, 1998

INVESTMENT MANAGEMENT

Growth Portfolio

   Officers                    Independent Trustees

   James B. Hawkes             Donald R. Dwight
   President and Trustee       President, Dwight Partners, Inc.

   M. Dozier Gardner           Samuel L. Hayes, III
   Vice President              Jacob H. Schiff Professor of Investment Banking,
                               Harvard University Graduate School of
   Thomas E. Faust, Jr.        Business Administration
   Vice President and
   Portfolio Manager           Norton H. Reamer
                               Chairman and Chief Executive Officer,
   James L. O'Connor           United Asset Management Corporation
   Treasurer
                               John L. Thorndike
   Alan R. Dynner              Formerly Director, Fiduciary Company Incorporated
   Secretary
                               Jack L. Treynor
                               Investment Adviser and Consultant